Goodwill - Summary of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 466,320
Ending balance	472,883	$ 72,472	¥ 466,320
Stack Group
Goodwill [Line Items]
Beginning balance	466,320
Goodwill acquired (Note 16)	6,563		466,320
Ending balance	¥ 472,883	$ 72,472	¥ 466,320